UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1 - Schedule of Investments

ROYCE CAPITAL FUND- MICRO-CAP PORTFOLIO
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 85.2%
	SHARES	VALUE
Consumer Products - 3.7%
Apparel and Shoes - 0.8%
Stride Rite	197,600	$2,628,080

Food/Beverage/Tobacco - 1.2%
Boston Beer Company Cl. A a	37,900	830,010
CoolBrands International a	258,300	1,910,961
Green Mountain Coffee Roasters a	31,600	758,400
Monterey Gourmet Foods a	198,100	633,920

		4,133,291

Sports and Recreation - 0.8%
Arctic Cat	42,500	1,150,050
Thor Industries	46,200	1,381,842

		2,531,892

Other Consumer Products - 0.9%
RC2 Corporation a,c	90,000	3,060,000

Total		12,353,263

Consumer Services - 6.2%
Direct Marketing - 0.4%
J. Jill Group a,c	104,900	1,443,424

Leisure and Entertainment - 1.6%
4Kids Entertainment a,c	43,000	950,730
Multimedia Games a,c	186,700	1,448,792
New Frontier Media a	310,900	2,224,179
Steiner Leisure a,c	24,900	813,981

		5,437,682

Restaurants and Lodgings - 0.7%
Benihana Cl. A a	73,145	1,108,878
California Pizza Kitchen a	55,500	1,300,920

		2,409,798

Retail Stores - 3.3%
Brookstone a	110,695	1,795,473
Buckle (The)	52,900	1,846,739
Cache a	132,500	1,795,375
Cato Corporation Cl. A	83,000	2,676,750
Charlotte Russe Holding a	118,000	1,524,560
Sport Chalet a	100,000	1,355,100

		10,993,997

Other Consumer Services - 0.2%
First Cash Financial Services a	23,000	486,910

Total		20,771,811

Financial Intermediaries - 4.4%
Banking - 0.8%
Bancorp (The) a	86,525	1,211,350
Canadian Western Bank	75,400	1,595,569

		2,806,919

Insurance - 3.6%
American Safety Insurance Holdings a	136,200	2,029,380
Argonaut Group a	117,000	2,482,740
NYMAGIC	80,900	1,917,330
Navigators Group a,c	56,300	1,866,064
PXRE Group	67,000	1,718,550
United Fire & Casualty Company	60,000	2,029,800

		12,043,864

Total		14,850,783

Financial Services - 0.4%
Other Financial Services - 0.4%
Electro Rent a	103,300	1,386,286

Total		1,386,286

Health - 16.5%
Commercial Services - 1.8%
Discovery Partners International a	437,700	1,400,640
First Consulting Group a,c	335,800	1,746,160
Hooper Holmes	363,700	1,389,334
TriZetto Group (The) a,c	149,900	1,395,569

		5,931,703

Drugs and Biotech - 7.0%
Able Laboratories a,c	60,000	1,407,600
BioSource International a	177,000	1,288,560
CancerVax Corporation a,c	70,500	464,595
Cardiome Pharma a	70,000	434,000
Cell Genesys a,c	163,500	740,655
Cell Therapeutics a,c	65,200	234,068
Cerus Corporation a,c	345,000	1,059,150
Compugen a	162,900	653,229
Durect Corporation a,c	395,048	1,437,975
DUSA Pharmaceuticals a,c	130,700	1,141,011
Gene Logic a	405,200	1,272,328
Lexicon Genetics a	386,100	1,972,971
Luminex Corporation a,c	100,000	753,000
Maxygen a,c	73,000	626,340
Myriad Genetics a,c	72,400	1,331,436
NeoPharm a,c	115,700	898,989
Nuvelo a,c	93,400	607,100
Orchid BioSciences a,c	174,800	2,055,648
Pharmacyclics a,c	70,100	562,903
VIVUS a,c	584,200	1,746,758
Zila a,c	687,700	2,778,308

		23,466,624

Health Services - 2.4%
Albany Molecular Research a,c	155,500	1,598,540
Bio-Imaging Technologies a,c	218,900	656,700
Cross Country Healthcare a,c	78,400	1,313,984
Horizon Health a	46,500	1,976,250
TLC Vision a	101,400	960,258
U.S. Physical Therapy a	116,400	1,627,272

		8,133,004

Medical Products and Devices - 4.2%
Adeza Biomedical a	17,300	210,714
Aksys a,c	147,600	467,892
Bruker BioSciences a	666,800	2,347,136
Caliper Life Sciences a	102,700	662,415
Exactech a,c	32,800	556,616
NMT Medical a	103,100	845,420
OrthoLogic Corporation a	151,000	764,060
Orthofix International a	31,000	1,213,650
Possis Medical a,c	203,400	1,702,458
Quinton Cardiology Systems a	57,200	474,188
Synovis Life Technologies a,c	75,100	749,498
Viasys Healthcare a	52,900	1,009,332
Young Innovations	68,750	2,519,688
Zoll Medical a	30,500	687,165

		14,210,232

Personal Care - 1.1%
Lifeline Systems a	50,840	1,541,469
Nutraceutical International a	129,500	2,053,870

		3,595,339

Total		55,336,902

Industrial Products - 7.0%
Automotive - 0.9%
Aftermarket Technology a	50,000	825,000
Spartan Motors	65,000	653,250
Wescast Industries Cl. A	62,400	1,484,496

		2,962,746

Building Systems and Components - 1.9%
Aaon a	93,900	1,545,594
Drew Industries a,c	69,300	2,609,145
LSI Industries	126,250	1,417,787
Preformed Line Products Company	27,000	809,730

		6,382,256

Industrial Components - 0.8%
DuraSwitch Industries a	388,400	578,716
Powell Industries a,c	121,000	2,240,920

		2,819,636

Machinery - 1.8%
Cascade Corporation	52,800	1,848,000
Pason Systems	111,400	3,485,423
Tennant	13,100	506,839

		5,840,262

Metal Fabrication and Distribution - 0.2%
Gibraltar Industries	36,600	803,004

Specialty Chemicals and Materials - 0.1%
Hawkins	35,000	419,300

Other Industrial Products - 1.3%
Color Kinetics a,c	92,000	927,360
Peerless Manufacturing a	52,200	728,190
Quixote Corporation	48,700	1,055,329
Velcro Industries	131,500	1,739,745

		4,450,624

Total		23,677,828

Industrial Services - 8.8%
Advertising and Publishing - 0.3%
MDC Partners Cl. A a	95,500	908,205

Commercial Services - 3.7%
Bennett Environmental a	124,100	358,649
Carlisle Holdings a	509,301	3,376,869
Collectors Universe a,c	79,107	1,515,690
CorVel Corporation a,c	51,350	1,094,782
Exponent a	156,900	3,748,341
RCM Technologies a	106,300	535,752
RemedyTemp Cl. A a	93,400	919,990
SM &A a	100,000	826,000

		12,376,073

Food and Tobacco Processors - 1.1%
Omega Protein a	160,900	1,097,338
Zapata Corporation a	37,200	2,713,740

		3,811,078

Printing - 1.0%
CSS Industries	22,300	815,065
Courier Corporation	25,912	1,358,825
Ennis	60,500	1,023,660

		3,197,550

Transportation and Logistics - 2.7%
AirNet Systems a,c	224,500	1,061,885
Covenant Transport Cl. A a	65,100	1,145,760
Marten Transport a,c	81,950	1,747,993
P.A.M. Transportation Services a	40,000	688,000
Patriot Transportation Holding a	39,800	2,072,386
Vitran Corporation Cl. A a	166,950	2,479,208

		9,195,232

Total		29,488,138

Natural Resources - 18.4%
Energy Services - 8.0%
Dawson Geophysical a,c	193,000	4,670,600
Dril-Quip a	64,500	1,982,730
Enerflex Systems	48,700	1,065,986
Gulf Island Fabrication	161,300	3,784,098
GulfMark Offshore a	103,000	2,668,730
Input/Output a,c	380,600	2,454,870
NATCO Group Cl. A a	151,300	1,644,631
RPC	99,300	1,508,367
Tesco Corporation a,c	276,600	3,191,964
TETRA Technologies a	67,650	1,923,966
Total Energy Services a	287,700	2,009,560

		26,905,502

Oil and Gas - 2.2%
Edge Petroleum a,c	75,700	1,253,592
PetroQuest Energy a	239,800	1,592,272
Pioneer Drilling Company a	188,600	2,597,022
Savanna Energy Services a	116,700	1,834,787

		7,277,673

Precious Metals and Mining - 8.2%
Alamos Gold a	551,000	1,707,998
Apex Silver Mines a,c	34,000	544,680
Eldorado Gold a	400,000	1,148,000
Etruscan Resources a	690,000	855,549
Gammon Lake Resources a	458,200	2,694,216
Golden Star Resources a,c	428,000	1,228,360
Metallica Resources a	2,433,500	3,212,220
Minefinders Corporation a	297,000	1,983,960
Miramar Mining a	373,000	399,110
Kingsgate Consolidated	306,013	534,910
Northern Orion Resources a	1,361,100	3,947,190
NovaGold Resources a	371,800	3,089,658
Silver Standard Resources a,c	143,800	1,665,204
Spur Ventures a	341,400	451,531
Western Silver a,c	369,700	3,375,361
Yamana Gold a,c	172,000	567,600

		27,405,547

Total		61,588,722

Technology - 16.7%
Aerospace and Defense - 1.3%
Ducommun a	102,900	2,058,000
Integral Systems	96,200	2,208,752

		4,266,752

Components and Systems - 4.9%
AlphaSmart a	186,500	682,590
Excel Technology a,c	79,300	1,949,194
Lowrance Electronics	92,500	2,248,675
Metrologic Instruments a,c	78,500	1,764,680
MOCON	49,600	450,170
OSI Systems a,c	103,700	1,815,787
Perceptron a	147,600	1,166,040
Performance Technologies a	181,000	1,205,460
Printronix	20,000	322,000
Richardson Electronics	231,500	2,377,505
TTM Technologies a,c	242,800	2,539,688

		16,521,789

Distribution - 0.2%
Jaco Electronics a	190,500	586,740

Internet Software and Services - 0.8%
CryptoLogic	32,700	1,013,046
EDGAR Online a,c	245,500	783,145
Inforte Corporation a,c	148,400	801,360

		2,597,551

IT Services - 1.2%
answerthink a,c	246,200	1,016,806
Forrester Research a	155,100	2,183,808
PEC Solutions a	60,000	754,800

		3,955,414

Semiconductors and Equipment - 2.7%
Cascade Microtech a	81,500	782,400
CEVA a,c	160,400	1,186,960
ESS Technology a,c	175,000	922,250
FSI International a	170,100	719,523
Integrated Silicon Solution a,c	147,000	984,900
PDF Solutions a,c	102,000	1,428,000
QuickLogic Corporation a,c	150,800	515,736
Semitool a,c	151,300	1,543,260
White Electronic Designs a,c	239,000	1,168,710

		9,251,739

Software - 3.1%
Intervideo a	71,000	781,000
iPass a	248,500	1,520,820
Kongzhong Corporation ADR a,b,c	75,800	606,400
PLATO Learning a	410,658	3,203,132
SPSS a	87,500	1,521,625
Synplicity a,c	79,100	443,751
Tengtu International a	1,487,500	342,125
Transaction Systems Architects Cl. A a	87,100	2,016,365

		10,435,218

Telecommunications - 2.5%
Anaren a	99,200	1,203,296
Atlantic Tele-Network	35,300	1,130,306
Brooktrout a	107,350	1,207,687
Captaris a	282,000	1,142,100
Globecomm Systems a,c	252,700	1,503,565
KVH Industries a,c	50,900	463,699
PC-Tel a,c	133,600	983,296
Somera Communications a,c	398,700	633,933

		8,267,882

Total		55,883,085

Miscellaneous - 3.1%
Total		10,379,166

TOTAL COMMON STOCKS
(Cost $247,435,732)		285,715,984

PREFERRED STOCKS - 0.2%
United Fire & Casualty Company 6.375% Conv.	15,000	637,500

TOTAL PREFERRED STOCKS
(Cost $375,000)		637,500

REPURCHASE AGREEMENT - 14.5%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $48,400,092 (collateralized by Federal Home Loan Mortgage Corp., 1.875% due 2/15/06, valued at $49,611,712) (Cost $48,397,000)		48,397,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 8.9%
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio		29,928,180

(Cost $29,928,180)		29,928,180

TOTAL INVESTMENTS - 108.8%
(Cost $326,135,912)		364,678,664

LIABILITIES LESS CASH AND OTHER ASSETS - (8.8)%		(29,417,054)

NET ASSETS - 100.0%		$335,261,610

ROYCE CAPITAL FUND- SMALL-CAP PORTFOLIO
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 86.3%
	SHARES	VALUE
Consumer Products - 17.9%
Apparel and Shoes - 7.1%
Kenneth Cole Productions Cl. A	73,900	$2,153,446
Cutter & Buck	85,100	1,193,102
K-Swiss Cl. A	72,500	2,394,675
Steven Madden a	50,000	834,500
Polo Ralph Lauren Cl. A	16,500	640,200
Stride Rite	142,000	1,888,600

		9,104,523

Food/Beverage/Tobacco - 0.9%
Boston Beer Company Cl. A a	52,500	1,149,750

Home Furnishing and Appliances - 5.6%
American Woodmark	27,200	986,816
Ethan Allen Interiors	75,700	2,422,400
Hooker Furniture	92,900	1,754,881
Stanley Furniture Company	44,000	2,080,320

		7,244,417

Sports and Recreation - 1.2%
Winnebago Industries	50,600	1,598,960

Other Consumer Products - 3.1%
Blyth	19,300	614,512
RC2 Corporation a	43,420	1,476,280
Radica Games	82,400	679,800
Yankee Candle Company	39,600	1,255,320

		4,025,912

Total		23,123,562

Consumer Services - 13.8%
Direct Marketing - 1.7%
Nu Skin Enterprises Cl. A	98,300	2,212,733

Leisure and Entertainment - 1.6%
Dover Downs Gaming & Entertainment	114,000	1,419,300
Multimedia Games a	83,700	649,512

		2,068,812

Restaurants and Lodgings - 2.8%
CBRL Group	27,800	1,148,140
Ruby Tuesday	52,800	1,282,512
Ryan’s Restaurant Group a	81,500	1,184,195

		3,614,847

Retail Stores - 7.7%
AnnTaylor Stores a	44,800	1,146,432
Big Lots a	64,900	780,098
Buckle (The)	44,400	1,550,004
Claire’s Stores	69,700	1,605,888
Electronics Boutique Holdings a	32,100	1,379,337
GameStop Corporation Cl. B a	66,200	1,476,260
Pier 1 Imports	76,100	1,387,303
Talbots	16,000	511,680

		9,837,002

Total		17,733,394

Financial Intermediaries - 7.8%
Insurance - 7.0%
AmerUs Group	40,200	1,899,450
Aspen Insurance Holdings	94,500	2,382,345
Erie Indemnity Company Cl. A	6,400	333,568
Endurance Specialty Holdings	35,400	1,339,536
PXRE Group	49,100	1,259,415
ProAssurance Corporation a	14,100	556,950
Scottish Re Group	56,500	1,272,380

		9,043,644

Other Financial Intermediaries - 0.8%
TSX Group	19,000	983,964

Total		10,027,608

Financial Services - 2.6%
Information and Processing - 1.8%
eFunds Corporation a	105,800	2,361,456

Investment Management - 0.8%
Cohen & Steers	62,200	1,026,300

Total		3,387,756

Health - 13.0%
Commercial Services - 0.4%
AMN Healthcare Services a	31,409	499,717

Drugs and Biotech - 2.8%
Endo Pharmaceuticals Holdings a	43,800	987,690
Lexicon Genetics a	91,300	466,543
Perrigo Company	111,100	2,127,565

		3,581,798

Health Services - 6.7%
AMERIGROUP Corporation a	35,600	1,301,536
Centene Corporation a	6,200	185,938
Cross Country Healthcare a	73,800	1,236,888
Healthcare Services Group	35,340	856,995
Horizon Health a	46,000	1,955,000
Molina Healthcare a	28,300	1,304,347
U.S. Physical Therapy a	123,700	1,729,326

		8,570,030

Medical Products and Devices - 0.8%
Viasys Healthcare a	54,600	1,041,768

Personal Care - 2.3%
CNS	88,300	1,571,740
Nutraceutical International a	90,404	1,433,807

		3,005,547

Total		16,698,860

Industrial Products - 6.2%
Automotive - 0.8%
Strattec Security a	20,600	1,103,748

Building Systems and Components - 2.5%
Drew Industries a	52,300	1,969,095
Simpson Manufacturing	39,600	1,223,640

		3,192,735

Construction Materials - 0.6%
Florida Rock Industries	14,400	847,008

Machinery - 1.4%
Lincoln Electric Holdings	40,000	1,203,200
Woodward Governor Company	8,200	587,940

		1,791,140

Metal Fabrication and Distribution - 0.9%
Gibraltar Industries	51,000	1,118,940

Total		8,053,571

Industrial Services - 1.6%
Commercial Services - 1.6%
FTI Consulting a	97,500	2,012,400

Total		2,012,400

Natural Resources - 8.9%
Energy Services - 3.3%
Ensign Resource Service Group	81,600	1,817,830
Oil States International a	49,600	1,019,280
Patterson-UTI Energy	35,400	885,708
TETRA Technologies a	15,900	452,196

		4,175,014

Oil and Gas - 4.5%
Cimarex Energy a	48,518	1,892,202
St. Mary Land & Exploration Company	26,400	1,321,320
Unit Corporation a	57,800	2,610,826

		5,824,348

Precious Metals and Mining - 1.1%
Glamis Gold a	52,300	816,403
Hecla Mining Company a	116,200	636,776

		1,453,179

Total		11,452,541

Technology - 13.9%
Components and Systems - 1.6%
Lowrance Electronics	27,100	658,801
Neoware Systems a	49,200	513,156
Rimage Corporation a	43,954	872,487

		2,044,444

IT Services - 2.6%
MAXIMUS	74,700	2,501,703
Perot Systems Cl. A a	64,800	870,912

		3,372,615

Semiconductors and Equipment - 2.2%
Entegris a	156,600	1,548,774
OmniVision Technologies a	83,700	1,268,055

		2,816,829

Software - 5.7%
Intervideo a	151,600	1,667,600
iPass a	237,800	1,455,336
Sybase a	110,200	2,034,292
Transaction Systems Architects Cl. A a	95,200	2,203,880

		7,361,108

Telecommunications - 1.8%
Foundry Networks a	234,200	2,318,580

Total		17,913,576

Miscellaneous - 0.6%
Total		801,334

TOTAL COMMON STOCKS
(Cost $91,214,914)		111,204,602

REPURCHASE AGREEMENT - 13.6%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $17,543,121 (collateralized by Federal Farm Credit Banks, 2.50% due 3/15/06, valued at $17,980,825) (Cost $17,542,000)		17,542,000

TOTAL INVESTMENTS - 99.9%
(Cost $108,756,914)		128,746,602

CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%		134,949

NET ASSETS - 100.0%		$128,881,551

a	Non-income producing.
b	American Depository Receipt.
c	A portion of these securities were on loan at March 31, 2005. Total market value of loaned securities for Royce Capital Fund-Micro-Cap Portfolio at March 31, 2005 was $29,283,550.

TAX INFORMATION:
At March 31, 2005, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$326,201,571	$38,477,093	$55,609,414	$17,132,321
Small-Cap Portfolio	108,759,810	19,986,792	21,866,262	1,879,470

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal controls over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By: /s/ Charles M. Royce
-------------------------------------

Charles M. Royce
President, Royce Capital Fund
Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce
-------------------------------------

Charles M. Royce
President, Royce Capital Fund
Date: May 23, 2005

By: /s/ John D. Diederich
-------------------------------------

John D. Diederich
Treasurer, Royce Capital Fund
Date: May 23, 2005